UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Dalton Investments LLC
Address: 12424 Wilshire Boulevard, Suite 600

         Los Angeles, CA  90025

13F File Number:  28-12151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joy L. Milan, JD
Title:     Vice President - Compliance & Legal Affairs
Phone:     (310) 882-4141

Signature, Place, and Date of Signing:

     /s/ Joy L. Milan, JD     Los Angeles, CA     May 09, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $45,625 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACACIA RESH CORP               ACACIA TCH COM   003881307      415    72143 SH       Sole                    72143        0        0
ALDILA INC                     COM NEW          014384200      181    15847 SH       Sole                    15847        0        0
ALTRIA GROUP INC               COM              02209s103      932    42000 SH       Sole                    42000        0        0
APPLE INC                      COM              037833100      357     2485 SH       Sole                     2485        0        0
ARABIAN AMERN DEV CO           COM              038465100     3234   472800 SH       Sole                   472800        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     9129     2041 SH       Sole                     2041        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686c109     1886    88000 SH       Sole                    88000        0        0
CASTLE CONV FD INC             COM              148443104      275    12879 SH       Sole                    12879        0        0
CIMAREX ENERGY CO              COM              171798101     1549    28300 SH       Sole                    28300        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     1052    36000 SH       Sole                    36000        0        0
CONOCOPHILLIPS                 COM              20825c104     2308    30288 SH       Sole                    30288        0        0
DG FASTCHANNEL INC             COM              23326r109     2261   117874 SH       Sole                   117874        0        0
E TRADE FINANCIAL CORP         COM              269246104      201    52000 SH       Sole                    52000        0        0
ELLSWORTH FUND LTD             COM              289074106      736    95571 SH       Sole                    95571        0        0
ENSTAR GROUP LIMITED           SHS              g3075p101      538     4837 SH       Sole                     4837        0        0
ISHARES TR                     MSCI GRW IDX     464288885     1005    13908 SH       Sole                    13908        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      302     4203 SH       Sole                     4203        0        0
ISHARES TR                     RUSSELL 1000     464287622      347     4827 SH       Sole                     4827        0        0
LIBERTY GLOBAL INC             COM SER C        530555309     2618    80600 SH       Sole                    80600        0        0
LIBERTY MEDIA CORP NEW         INT COM SER A    53071m104      420    26000 SH       Sole                    26000        0        0
LIONBRIDGE TECHNOLOGIES INC    COM              536252109       34    10215 SH       Sole                    10215        0        0
LOEWS CORP                     CAROLNA GP STK   540424207     5971    82300 SH       Sole                    82300        0        0
NUVEEN PERFORMANCE PLUS MUN    COM              67062p108      206    15441 SH       Sole                    15441        0        0
NUVEEN PREMIER MUN INCOME FD   COM              670988104      134    10627 SH       Sole                    10627        0        0
PARLUX FRAGRANCES INC          COM              701645103       40    13763 SH       Sole                    13763        0        0
PLATINUM UNDERWRITER HLDGS L   COM              g7127p100     1159    35700 SH       Sole                    35700        0        0
RESOURCE CAP CORP              COM              76120w302      116    15300 SH       Sole                    15300        0        0
SPDR INDEX SHS FDS             S&P INTL SMLCP   78463X871      644    20105 SH       Sole                    20105        0        0
UBS AG                         SHS NEW          H89231338      274     9500 SH       Sole                     9500        0        0
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835      218     2790 SH       Sole                     2790        0        0
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1247    20964 SH       Sole                    20964        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736     2469    42614 SH       Sole                    42614        0        0
VANGUARD INDEX FDS             SMALL CP ETF     922908751      243     3940 SH       Sole                     3940        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769      490     3744 SH       Sole                     3744        0        0
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     2479    45998 SH       Sole                    45998        0        0
WESTERN ASSET CLYM INFL OPP    COM              95766r104      155    12908 SH       Sole                    12908        0        0